Item 1. Schedule of Investments



 T. Rowe Price Prime Reserve Fund
 Unaudited                                                  August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par          Value
 (Amounts in 000s)

 ASSET-BACKED SECURITIES 2.0%
 Americredit Auto Receivable Trust, Series 2005-CF,
 Class A1, 3.845%, 10/6/05                            10,900        10,900

 Banc of America Securities Auto Trust, Series 2005-WF1
 Class A1, 3.505%, 9/19/05                             8,828         8,828

 Capital One Auto Finance Trust, Series 2005-BSS,
 Class A1, 3.34%, 6/15/06                              10,328        10,328

 CIT Equipment Capital Trust, Series 2005-EF1, Class A1
 3.852%, 9/20/06                                       8,900         8,900

 GS Auto Loan Trust, Series 2005-1, Class A1
 3.848%, 9/15/05                                       11,000        11,000

 Hyundai Auto Receivables Trust, Series 2005-A, Class
 A1, 3.514%, 9/15/05                                   10,103        10,103

 Merrill Auto Trust Securitization, Series 2005-1,
 Class A1, 3.472%, 6/26/06                             5,816         5,816

 Navistar Financial Corporation Owner Trust
 Series 2005-A, Class A1, 3.616%, 9/15/05              6,323         6,323

 Onyx Acceptance Grantor Trust, Series 2005-B, Class A1
 3.615%, 7/17/06                                       8,110         8,110

 Triad Auto Receivables Owner Trust
 Series 2005-A, Class A1, 3.30%, 6/12/06               8,847         8,847

 Series 2005-B, Class A1, 3.604%, 9/12/05              7,410         7,410

 Total Asset-Backed Securities (Cost $96,565)                        96,565

 BANK NOTES 1.0%
 Lasalle Bank of Chicago, 4.10%, 7/31/06               13,900        13,900

 World Savings Bank, 3.415%, 9/19/05                   38,000        38,000

 Total Bank Notes (Cost $51,900)                                     51,900

 CERTIFICATES OF DEPOSIT - DOMESTIC * 7.8%
 Branch Banking & Trust, 3.635%, 10/18/05              44,675        44,675

 Citibank, 3.395%, 9/6/05                              25,000        25,000

 Compass Bank, 3.571%, 9/14/05                         15,400        15,400

 Depka Bank, 3.81%, 12/1/05                            39,750        39,750

 Dexia Credit
 3.525%, 9/19/05                                       23,500        23,500

 4.02%, 7/21/06                                        15,900        15,900

 First Tennessee Bank, 3.42%, 9/12/05                  15,750        15,750

 Mercantile Safe Deposit & Trust, VR
 3.561%, 9/15/05                                       8,000         8,000

 3.609%, 9/21/05                                       5,000         5,000

 PNC Bank, 3.34%, 9/9/05                               24,750        24,750

 Regions Bank of Alabama, 3.50%, 9/13/05               15,000        15,000

 Suntrust Bank, 3.43%, 9/28/05                         39,000        39,000

 Treasury Bank, VR, 3.873%, 11/23/05                   15,700        15,700

 Wells Fargo Bank
 3.50%, 9/12/05                                        43,750        43,750

 4.025%, 7/25/06                                       15,400        15,399

 Wilmington Trust, 3.60%, 11/1/05                      40,000        40,002

 Total Certificates of Deposit - Domestic *
 (Cost $386,576)                                                    386,576


 CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 4.5%
 Alliance & Leicester, 3.81%, 11/30/05                 17,000        17,000

 Bank of Nova Scotia, 3.51%, 9/6/05                    39,000        39,000

 Barclays Bank
 3.52%, 9/19/05                                        50,000        50,000

 4.058%, 7/26/06                                       12,000        12,001

 Credit Agricole, 3.785%, 11/28/05                     49,000        49,001

 HBOS Treasury Services, 3.515%, 9/12/05               31,000        31,000

 Northern Rock
 3.42%, 9/13/05                                        15,000        15,000

 3.55%, 9/22/05                                        8,000         8,000

 Total Certificates of Deposit - Eurodollar ^
 (Cost $221,002)                                                   221,002


 CERTIFICATES OF DEPOSIT - YANKEE ++ 16.3%
 Abbey National Treasury Services, 3.525%, 9/21/05     38,000        38,000

 ABN Amro Bank (Chicago), 3.515%, 9/20/05              26,500        26,500

 Banco Bilbao Vizcaya, 3.76%, 11/21/05                 46,750        46,749

 Bank of Montreal (Chicago), 3.50%, 9/12/05            45,500        45,500

 BNP Paribas, 3.515%, 9/20/05                          46,550        46,550

 Calyon (New York), 3.50%, 9/12/05                     12,000        12,000

 Canadian Imperial Bank of Commerce, 3.53%, 9/20/05    41,500        41,500

 Credit Suisse First Boston
 3.52%, 9/6/05                                         10,000        10,000

 4.00%, 7/18/06                                        30,700        30,700

 Deutsche Bank, 3.525%, 9/20/05                        45,400        45,400

 Fortis Bank, 3.39%, 9/8/05                            39,000        39,000

 KBC Bank, 3.50%, 9/7/05                               23,000        23,000

 Lloyds Bank, 3.44%, 9/30/05                           62,000        62,000

 Natexis Banques Populaires, 3.50%, 9/20/05            23,000        23,000

 Nordea Bank Finland, 3.50%, 9/7/05                    35,000        35,000

 Rabobank Nederland
 3.39%, 12/15/05                                       19,750        19,749

 3.50%, 9/12/05                                        3,500         3,500

 Royal Bank of Canada, 3.51%, 9/7/05                   47,000        47,000

 Royal Bank of Scotland, 3.50%, 9/12/05                40,000        40,000

 Societe Generale
 3.45%, 9/30/05                                        30,000        30,000

 3.525%, 9/21/05                                       16,600        16,600

 Svenska Handelsbanken, 3.55%, 9/23/05                 21,800        21,800

 Swedbank (New York), 4.07%, 7/28/06                   13,900        13,900

 Toronto-Dominion Bank
 3.825%, 12/13/05                                      19,875        19,875

 4.01%, 8/1/06                                         13,900        13,900

 UBS
 3.505%, 9/30/05                                       30,750        30,750

 3.53%, 9/21/05                                        24,600        24,600

 Total Certificates of Deposit - Yankee ++ (Cost                     806,573
$806,573)

 COMMERCIAL PAPER 23.9%
 ANZ ( Delaware)
 3.46%, 10/7/05                                        25,000        24,913

 3.50%, 9/8/05                                         27,075        27,057

 Capital One Multi-Asset Executive Trust
3.53%, 9/7/05                                          29,800        29,782

 CBA Finance (Delaware), 3.43%, 10/4/05                42,000        41,868

 Citigroup
 3.43%, 9/14/05                                        21,600        21,573

 3.51%, 9/20/05                                        15,000        14,972

 DaimlerChrysler Revolving Auto, 3.61%, 10/11/05       46,000        45,816

 Danske Bank, 3.67%, 10/31/05                          50,000        49,694

 Dexia Delaware
 3.54%, 10/14/05                                       3,500         3,485

 3.54%, 10/17/05                                       3,250         3,236

 Electricite de France
 3.57%, 9/26/05                                        14,800        14,763

 3.58%, 9/29/05                                        29,750        29,667

 FCAR Owner Trust
 3.32%, 9/7/05                                         10,300        10,295

 3.40%, 9/20/05                                        40,000        39,928

 3.50%, 10/4/05                                        18,000        17,942

 3.51%, 9/19/05                                        25,000        24,956

 HBOS Treasury Services
 3.50%, 9/7/05                                         1,324         1,323

 3.51%, 9/28/05                                        13,000        12,966

 HSBC Bank USA, 3.27%, 9/6/05                          38,750        38,732

 ING Funding, 3.505%, 9/8/05                           40,000        39,973

 Ixis Commercial Paper
 3.35%, 9/8/05                                         50,000        49,967

 3.44%, 9/19/05                                        22,409        22,371

 3.50%, 9/8/05                                         6,100         6,096

 John Hopkins University, 3.45%, 9/7/05                20,000        20,000

 JP Morgan Chase, 3.50%, 9/8/05                        62,000        61,958

 K2 (U.S.A)
 3.32%, 9/13/05                                        11,600        11,587

 3.33%, 9/19/05                                        28,300        28,253

 3.51%, 9/16/05                                        5,825         5,817

 3.68%, 10/27/05                                       2,300         2,287

 3.78%, 11/30/05                                       3,050         3,021

 National City Credit Corp., 3.50%, 9/12/05            36,000        35,962

 Nationwide Building Society, 144A, 3.64%, 10/19/05    25,000        24,879

 New Center Asset Trust
 3.51%, 9/13/05                                        46,800        46,745

 3.52%, 9/14/05                                        45,000        44,943

 New York State Power Authority
 3.52%, 9/15/05                                        13,900        13,881

 3.54%, 9/1/05                                         8,785         8,785

 Nordea North America, 3.42%, 9/6/05                   3,800         3,798

 Oesterreichische Kontrollbank, 3.53%, 10/19/05        30,000        29,859

 Paccar Financial, 3.61%, 10/14/05                     45,120        44,925

 Prudential Funding, 3.51%, 9/12/05                    39,000        38,958

 Siemens Capital
 3.35%, 9/2/05                                         50,000        49,995

 3.50%, 9/16/05                                        50,000        49,927

 Sigma Finance, 4.01%, 7/21/06                         31,000        31,000

 Swedbank
 3.50%, 9/16/05                                        6,000         5,991

 3.50%, 10/6/05                                        4,900         4,883

 3.50%, 10/7/05                                        8,050         8,022

 Toyota Motor Credit, 3.50%, 9/20/05                   36,000        35,934

 Total Commercial Paper (Cost $1,182,785)                            1,182,785

 COMMERCIAL PAPER - 4(2) 37.3%
 Alliance & Leicester, 3.77%, 11/30/05                 21,750        21,545

 Allied Irish Banks, 3.285%, 9/14/05                   47,750        47,693

 Alpine Securitization
 3.51%, 9/6/05                                         13,200        13,194

 3.51%, 9/12/05                                        12,000        11,987

 ASB Bank, 3.39%, 9/16/05                              14,000        13,980

 Atlantic Asset Securitization
 3.52%, 9/16/05                                        25,000        24,964

 3.54%, 9/23/05                                        19,740        19,697

 Bank of Ireland, 3.50%, 9/19/05                       22,500        22,461

 BMW U.S. Capital, 3.55%, 9/1/05                       44,267        44,267

 Cafco
 3.41%, 9/15/05                                        42,200        42,144

 3.51%, 9/26/05                                        10,000        9,976

 3.78%, 12/5/05                                        23,700        23,463

 Ciesco
 3.33%, 9/13/05                                        12,700        12,686

 3.50%, 9/16/05                                        37,500        37,445

 Citibank Credit Card Issuance Trust
 3.53%, 9/13/05                                        49,250        49,192

 3.55%, 10/19/05                                       11,450        11,396

 3.58%, 9/27/05                                        27,000        26,930

 CRC Funding
 3.55%, 9/26/05                                        27,000        26,933

 3.61%, 10/12/05                                       21,000        20,914

 3.67%, 10/24/05                                       44,000        43,762

 Diageo Capital, 3.50%, 9/23/05                        50,000        49,893

 Discover Card Master Trust I, 3.55%, 9/16/05          27,000        26,960

 Dover Corporation, 3.50%, 9/6/05                      15,650        15,642

 Fairway Finance
 3.38%, 9/19/05                                        10,000        9,983

 3.54%, 9/23/05                                        10,638        10,615

 3.62%, 10/3/05                                        10,185        10,152

 3.665%, 10/24/05                                      41,000        40,779

 3.78%, 12/1/05                                        1,033         1,023

 Falcon Asset Securitization
 3.51%, 9/9/05                                         5,000         4,996

 3.52%, 9/14/05                                        43,200        43,145

 3.52%, 9/21/05                                        42,490        42,407

 Ford Credit Floorplan Master Owner Trust
 3.43%, 9/1/05                                         5,000         5,000

 3.44%, 9/12/05                                        15,600        15,584

 3.48%, 9/16/05                                        20,000        19,971

 3.50%, 9/2/05                                         21,700        21,698

 Grampian Funding
 3.33%, 9/16/05                                        32,000        31,956

 3.34%, 9/20/05                                        49,750        49,662

 3.58%, 10/28/05                                       11,750        11,683

 Irish Life & Permanent, 3.45%, 10/6/05                21,525        21,453

 Kitty Hawk Funding
 3.51%, 9/13/05                                        21,000        20,976

 3.52%, 9/15/05                                        12,168        12,151

 3.53%, 10/17/05                                       14,131        14,067

 MassMutual Funding
 3.53%, 9/22/05                                        25,000        24,948

 3.57%, 9/26/05                                        22,500        22,444

 3.57%, 9/27/05                                        20,000        19,949

 MBNA Master Credit Card Trust II
 3.50%, 9/28/05                                        1,500         1,496

 3.61%, 10/25/05                                       37,400        37,198

 3.76%, 11/16/05                                       28,700        28,472

 National Australia Funding
 3.44%, 9/1/05                                         9,500         9,500

 3.49%, 9/1/05                                         16,000        16,000

 Old Line Funding
 3.51%, 9/2/05                                         20,059        20,057

 3.51%, 9/15/05                                        13,000        12,982

 3.51%, 9/20/05                                        15,528        15,499

 3.51%, 9/21/05                                        37,814        37,741

 3.52%, 9/21/05                                        17,000        16,967

 Park Avenue Receivables
 3.51%, 9/12/05                                        20,000        19,979

 3.51%, 9/14/05                                        11,800        11,785

 3.52%, 9/16/05                                        12,658        12,639

 3.61%, 10/13/05                                       40,678        40,507

 Preferred Receivables Funding
 3.54%, 9/22/05                                        8,500         8,482

 3.57%, 9/26/05                                        49,410        49,288

 3.66%, 10/25/05                                       25,000        24,863

 Ranger Funding
 3.51%, 9/13/05                                        12,200        12,185

 3.51%, 9/15/05                                        32,400        32,356

 3.51%, 9/20/05                                        12,000        11,978

 3.52%, 9/15/05                                        2,846         2,842

 3.53%, 9/22/05                                        36,131        36,057

 3.60%, 9/29/05                                        13,173        13,136

 Sheffield Receivables
 3.52%, 9/14/05                                        8,670         8,659

 3.52%, 9/19/05                                        24,000        23,958

 3.55%, 9/21/05                                        50,000        49,901

 Sigma Finance, 3.78%, 12/1/05                         30,000        29,713

 Southern Company, 3.59%, 10/11/05                     900           896

 Statoil / Den Norske, 3.50%, 9/9/05                   25,000        24,981

 Total Fina Elf Capital, 3.50%, 9/19/05                46,000        45,920

 Variable Funding Capital
 3.40%, 9/16/05                                        15,000        14,979

 3.52%, 9/20/05                                        25,000        24,953

 Wal-Mart Funding, 3.65%, 10/25/05                     50,000        49,726

 Yorktown Capital
 3.51%, 9/13/05                                        25,000        24,971

 3.60%, 9/30/05                                        1,675         1,670

 Total Commercial Paper - 4(2) (Cost $1,844,102)                     1,844,102

 FUNDING AGREEMENTS 2.6%
 Allstate Life Insurance, VR
 3.479%, 9/1/05 ++                                      25,000        25,000

 3.575%, 9/1/05 ++                                      25,000        25,000

 GE Capital Assurance, VR, 3.661%, 10/12/05 ++          30,000        30,000

 ING Annuity & Life Insurance, 3.691%, 9/26/05 ++       15,000        15,000

 New York Life Insurance, VR, 3.61%, 9/1/05 ++          30,000        30,000

 Transamerica Occidential Life Insurance
 VR, 3.66%, 9/1/05 ++                                    5,000         5,000

 Total Funding Agreements (Cost $130,000)                            130,000

 MEDIUM-TERM NOTES 2.7%
 GE Capital, VR
 3.66%, 9/9/05                                         23,900        23,900

 3.683%, 9/16/05                                       14,900        14,900

 Goldman Sachs Group, VR, 144A, 3.58%, 9/1/05          49,600        49,600

 International Lease Finance
 VR, 3.694%, 9/22/05                                   3,945         3,945

 4.375%, 12/15/05                                      5,250         5,265

 National Rural Utilities, 6.00%, 5/15/06              2,000         2,027

 Nationwide Building Society, VR, 144A, 3.573%, 9/7/05 27,500        27,500

 SLM, VR, 3.85%, 10/25/05                              6,200         6,204

 Total Medium-Term Notes (Cost $133,341)                             133,341

 MUNICIPAL SECURITIES 1.0%
 Colorado Housing Fin. Auth., Single Family
 VRDN (Currently 3.56%)                                17,310        17,310

 Texas, Veterans Housing, VRDN (Currently 3.55%)       8,710         8,710

 Texas PFA, Texas Unemployment Obligation Trust
 TECP, 3.52%, 9/9/05                                   23,000        23,000

 Total Municipal Securities (Cost $49,020)                           49,020

 U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 0.6%
 Federal Home Loan Bank
 VR, 3.50%, 10/25/05                                   6,000         6,000

 4.05%, 8/15/06                                        25,900        25,900

 Total U.S. Government Agency Obligations +/-
 (Cost $31,900)                                                      31,900

 Total Investments in Securities
 99.7% of Net Assets (Cost $4,933,764)                 $             4,933,764


 (1)       Denominated in U.S. dollars unless otherwise noted
 *         Domestic certificates of deposit are issued by domestic
           branches of U.S. banks
 +/-       The issuer  operates under a congressional charter; its
           securities are neither issued nor guaranteed by the U.S.
           government.
 ^         Eurodollar certificates of deposit are issued by foreign
           branches of U.S. or foreign banks
 ++        Yankee certificates of deposit are issued by U.S. branches of foreign banks
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $101,979 and represents 2.1% of net assets
 4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $1,844,102 and represents 37.3% of net assets
 PFA       Public Finance Authority
 TECP      Tax-Exempt Commercial Paper
 VR        Variable Rate;  rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end


 ++Restricted Securities
 Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $130,000 and represents 2.6% of net assets.

                             Acquisition Acquisition
 Description                                           Date          Cost
 Allstate Life Insurance, VR, 3.479%, 9/1/05           2/2/04        $25,000

 Allstate Life Insurance, VR, 3.575%, 9/1/05           6/24/99       25,000

 GE Capital Assurance, VR, 3.661%, 10/12/05            1/11/05       30,000

 ING Annuity & Life Insurance, 3.691%, 9/26/05         2/22/05       15,000

 New York Life Insurance, VR, 3.61%, 9/1/05            12/8/04       30,000

 Transamerica Occidental Life Insurance
 VR, 3.66%, 9/1/05                                     11/1/04       5,000

 Totals                                                              $130,000

The fund has registration rights for certain restricted securities held as of August 31, 2005. Any costs related to such registration are borne by the issuer.


 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Prime Reserve Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.
The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $4,933,764,000.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005